SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 2.1%

Banco do Brasil SA [1]	79,000	$1,037

CPFL Energia S.A.	35,100	310

IRB Brasil Resseguros SA	31,200	302

JBS SA	135,600	870

Lojas Renner SA	20,422	285

Petrobras Distribuidora SA	101,500	759

PPLA Participations Ltd. [1]	1,633	1

Qualicorp Consultoria e Corretora de Seguros SA	37,400	345

Smiles Fidelidade SA	20,100	196

Vale SA, Class B ADR [1]	48,941	646

		4,751

Canada — 2.7%

Canadian Imperial Bank of Commerce	16,638	1,385

Encana Corp.	618,515	2,896

Manulife Financial Corp.	87,257	1,771

		6,052

China — 9.7%

Agile Property Holdings Ltd.	106,000	159

Alibaba Group Holding Ltd. ADR [1]	15,771	3,345

Anhui Conch Cement Co. Ltd., Class H	131,177	956

Bank of China Ltd., Class H	2,395,000	1,024

China Communications Construction Co. Ltd., Class H	299,000	244

China Construction Bank Corp., Class H	2,268,401	1,959

China Everbright International Ltd.	104,000	83

China Lumena New Materials Corp. [1,2,3]	196,000	—

China Mobile Ltd.	70,516	593

China Mobile Ltd. ADR	3,335	141

China Petroleum & Chemical Corp., Class H	990,000	596

China Railway Construction Corp. Ltd., Class H	237,000	259

China Railway Group Ltd., Class H	319,000	197

China Telecom Corp. Ltd., Class H	398,000	164

Daqo New Energy Corp. ADR [1]	3,484	179

Dongfeng Motor Group Co. Ltd., Class H	186,000	175

Fosun International Ltd.	183,500	268

Guangzhou R&F Properties Co. Ltd., Class H	256,000	472

JD.com Inc. ADR [1]	15,800	557

JinkoSolar Holding Co. Ltd. ADR [1]	8,859	199

JOYY Inc. ADR [1]	3,677	194

Kweichow Moutai Co. Ltd., Class A	5,598	951

KWG Property Holding Ltd.	232,404	326

Lenovo Group Ltd.	574,000	385

New Oriental Education & Technology Group ADR [1]	4,384	532

Nine Dragons Paper Holdings Ltd.	90,000	94

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

PICC Property & Casualty Co. Ltd., Class H	262,000	$316

Ping An Insurance Group Co. of China Ltd., Class H	97,006	1,146

Qudian Inc. ADR [1]	24,600	116

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	103,439	201

Shenzhen Overseas Chinese Town Co. Ltd., Class A	388,500	434

Shimao Property Holdings Ltd.	167,000	647

Sinopharm Group Co. Ltd., Class H	84,400	308

Tencent Holdings Ltd.	56,031	2,701

Vipshop Holdings Ltd. ADR [1]	33,400	473

Wuliangye Yibin Co. Ltd., Class A	26,900	513

Xinyi Glass Holdings Ltd.	108,000	143

Yum China Holdings Inc.	13,035	626

Zhejiang Expressway Co. Ltd., Class H	272,000	248

		21,924

Czech Republic — 0.1%

CEZ AS	6,542	147

France — 6.4%

Air France-KLM [1]	86,826	967

BNP Paribas SA	64,054	3,796

Carrefour SA	138,490	2,322

Danone SA	29,250	2,425

Ingenico Group SA	6,274	681

Total SA	78,411	4,327

		14,518

Germany — 12.4%

BASF SE	89,053	6,709

Bayer AG	42,490	3,454

Deutsche Post AG	93,978	3,574

Infineon Technologies AG	41,466	937

Linde PLC	21,468	4,607

SAP SE	28,152	3,789

Siemens AG	39,660	5,179

		28,249

India — 2.2%

Aurobindo Pharma Ltd.	22,999	147

Biocon Ltd.	27,005	111

Dishman Carbogen Amcis Ltd.	24,536	29

Dr Reddy’s Laboratories Ltd. ADR	5,033	204

HCL Technologies Ltd.	55,596	443

HEG Ltd.	4,179	62

Hindalco Industries Ltd.	102,378	310

Hindustan Petroleum Corp. Ltd.	53,289	198

Hindustan Unilever Ltd.	17,121	461

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)

ICICI Bank Ltd. ADR	47,620	$719

Indian Oil Corp. Ltd.	170,516	300

Jubilant Foodworks Ltd.	5,982	138

Larsen & Toubro Ltd.	12,185	222

Oil & Natural Gas Corp. Ltd.	164,837	297

REC Ltd.	128,135	257

Tata Consultancy Services Ltd.	12,289	372

Tata Steel Ltd.	75,666	500

Titan Co. Ltd.	8,508	142

Vedanta Ltd.	61,178	131

		5,043

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	476,456	272

Ireland — 1.3%

Ryanair Holdings PLC ADR [1]	34,168	2,993

Italy — 2.9%

UniCredit SpA	455,003	6,651

Japan — 10.1%

Coca-Cola Bottlers Japan Holdings Inc.	21,800	557

East Japan Railway Co.	24,800	2,238

Fanuc Corp.	29,900	5,521

KDDI Corp.	111,400	3,324

Murata Manufacturing Co. Ltd.	15,600	960

Sompo Holdings Inc.	38,900	1,528

Sumitomo Mitsui Financial Group Inc.	61,300	2,264

Takeda Pharmaceutical Co. Ltd.	166,300	6,578

		22,970

Malaysia — 0.2%

AirAsia Group Bhd	341,100	142

Malayan Banking Bhd	54,614	115

Tenaga Nasional Bhd	32,000	104

		361

Mexico — 0.3%

Alfa SAB de CV, Class A	161,248	134

Gruma SAB de CV, Class B	6,033	62

Grupo Financiero Banorte SAB de CV, Class O	75,260	420

		616

Netherlands — 2.4%

Akzo Nobel NV	28,242	2,872

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Netherlands — (continued)

ING Groep NV	208,715	$2,502

		5,374

Peru — 0.2%

Credicorp Ltd.	2,612	557

Poland — 0.2%

PGE Polska Grupa Energetyczna SA [1]	53,365	112

Polski Koncern Naftowy Orlen SA	3,321	75

Powszechny Zaklad Ubezpieczen SA	27,653	292

		479

Qatar — 0.0%

Qatar National Bank QPSC	18,579	105

Russia — 2.0%

Gazprom PJSC ADR	130,841	1,077

Lukoil PJSC ADR	13,420	1,331

MMC Norilsk Nickel PJSC ADR	20,008	611

Mobile TeleSystems PJSC ADR	48,301	490

Sberbank of Russia PJSC ADR	61,696	1,014

		4,523

South Africa — 0.3%

Absa Group Ltd.	24,111	257

African Rainbow Minerals Ltd.	7,495	87

Barloworld Ltd.	19,980	161

Exxaro Resources Ltd.	12,456	117

Mediclinic International PLC	7,460	41

Redefine Properties Ltd. [4]	143,020	77

		740

South Korea — 3.6%

Daelim Industrial Co. Ltd.	1,406	110

Fila Korea Ltd.	5,962	272

Hana Financial Group Inc.	19,100	607

Hanwha Corp.	5,038	109

Hyosung Corp.	3,159	215

Hyundai Marine & Fire Insurance Co. Ltd.	3,881	90

KB Financial Group Inc.	17,401	717

Kia Motors Corp.	16,101	615

LG Corp.	4,084	260

LG Electronics Inc.	4,601	286

Meritz Fire & Marine Insurance Co. Ltd.	2,365	37

POSCO	3,942	801

Samsung Electronics Co. Ltd.	58,543	2,821

SK Hynix Inc.	7,285	593

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

SK Telecom Co. Ltd.	2,256	$465

Woori Financial Group Inc.	25,124	252

		8,250

Spain — 0.8%

CaixaBank SA	605,868	1,901

Switzerland — 6.0%

ABB Ltd.	219,411	5,293

Aryzta AG [1]	408,364	456

Cie Financiere Richemont SA	10,201	797

Novartis AG	45,658	4,323

Roche Holding AG	8,472	2,754

		13,623

Taiwan — 4.2%

Accton Technology Corp.	87,000	487

Arcadyan Technology Corp.	65,843	207

Compal Electronics Inc.	204,000	128

Compeq Manufacturing Co. Ltd.	162,000	244

Coretronic Corp.	47,800	62

Delta Electronics Inc.	76,000	384

FLEXium Interconnect Inc.	45,732	175

Formosa Chemicals & Fibre Corp.	21,000	61

Fubon Financial Holding Co. Ltd.	257,396	398

HON HAI Precision Industry Co. Ltd.	291,292	882

Inventec Corp.	282,000	215

Lite-On Technology Corp.	133,896	221

MediaTek Inc.	45,000	666

Pegatron Corp.	67,938	155

Powertech Technology Inc.	164,000	546

Radiant Opto-Electronics Corp.	73,455	294

Realtek Semiconductor Corp.	39,775	312

Sino-American Silicon Products Inc.	115,000	381

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,286	2,805

WPG Holdings Ltd.	111,080	145

Yuanta Financial Holding Co. Ltd.	474,130	320

Zhen Ding Technology Holding Ltd.	74,000	353

		9,441

Thailand — 0.7%

Charoen Pokphand Foods PCL	577,500	529

Kiatnakin Bank PCL	89,500	197

Krung Thai Bank PCL	198,500	109

Sansiri PCL	2,257,200	82

Thanachart Capital	203,500	363

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)

Tisco Financial Group PCL	80,100	$265

		1,545

Turkey — 0.3%

Haci Omer Sabanci Holding AS	73,252	118

Tekfen Holding AS	92,055	299

Turkcell Iletisim Hizmetleri AS	67,306	156

		573

United Arab Emirates — 0.1%

DAMAC Properties Dubai Co. PJSC [1]	162,440	33

DP World PLC	10,264	134

Dubai Islamic Bank PJSC	98,666	148

		315

United Kingdom — 21.8%

AstraZeneca PLC	32,794	3,305

Aviva PLC	472,027	2,618

Balfour Beatty PLC	609,966	2,112

Barclays PLC	2,137,181	5,086

BP PLC	668,371	4,175

British American Tobacco PLC	130,509	5,586

Cobham PLC	250,584	545

Johnson Matthey PLC	49,590	1,968

Lloyds Banking Group PLC	1,723,627	1,427

Micro Focus International PLC	115,440	1,627

Prudential PLC	223,627	4,292

RELX PLC	79,096	1,996

Rolls-Royce Group PLC [1]	512,854	4,641

Royal Dutch Shell PLC, Class B	146,106	4,334

SSE PLC	130,214	2,481

Vodafone Group PLC	1,751,383	3,405

		49,598

Total Common Stock

(Cost $206,064) — 93.1%		211,571

PREFERRED STOCK

Germany — 3.7%

Volkswagen AG ‡	42,807	8,426

Total Preferred Stock

(Cost $6,889) — 3.7%		8,426

PREFERENCE STOCK

Brazil — 0.8%

Cia Brasileira de Distribuicao [1]‡	18,600	405

Cia Paranaense de Energia ‡	12,100	208

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Brazil — (continued)

Itausa - Investimentos Itau SA ‡	334,756	$1,172

		1,785

South Korea — 0.0%

LG Chemical Ltd. ‡	949	142

Total Preference Stock

(Cost $1,823) — 0.8%		1,927

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.500% **	1,517,267	1,517

Total Short-Term Investment

(Cost $1,517) — 0.7%		1,517

Total Investments — 98.3%

(Cost $216,293)		223,441

Other Assets in Excess of Liabilities — 1.7%		3,838

Net Assets — 100.0%		$227,279

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2019 was $— and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2019 was $— and represented 0.0% of net assets.

4	Real Estate Investment Trust.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2019 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3††	Total
Common Stock
Brazil	$4,751	$—	$—	$4,751
Canada	6,052	—	—	6,052
China	21,924	—	—^	21,924
Czech Republic	147	—	—	147
France	14,518	—	—	14,518
Germany	—	28,249	—	28,249
India	5,043	—	—	5,043
Indonesia	—	272	—	272
Ireland	2,993	—	—	2,993
Italy	—	6,651	—	6,651
Japan	—	22,970	—	22,970
Malaysia	361	—	—	361
Mexico	616	—	—	616
Netherlands	5,374	—	—	5,374
Peru	557	—	—	557
Poland	—	479	—	479
Qatar	105	—	—	105
Russia	4,523	—	—	4,523
South Africa	740	—	—	740
South Korea	—	8,250	—	8,250
Spain	1,901	—	—	1,901
Switzerland	—	13,623	—	13,623
Taiwan	9,441	—	—	9,441
Thailand	—	1,545	—	1,545
Turkey	573	—	—	573
United Arab Emirates	315	—	—	315
United Kingdom	49,598	—	—	49,598

Total Common Stock	129,532	82,039	—	211,571

Preferred Stock	—	8,426	—	8,426

Preference Stock
Brazil	1,785	—	—	1,785
South Korea	—	142	—	142

Total Preference Stock	1,785	142	—	1,927

Short-Term Investment	1,517	—	—	1,517

Total Investments in Securities	$132,834	$90,607	$—	$223,441

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2100